Employee benefits (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Benefits paid by the plan	$ 17,049	$ 9,457	$ 10,894
Service cost	28,968	29,604	26,836
Interest cost	16,828	9,207	6,702
Actuarial (gains) losses recognized in other comprehensive income	(3,919)	(9,939)	(17,743)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits [Line Items]
PBO as at January 1	462,554	447,099	405,703
Benefits paid by the plan	(32,940)	(26,031)	(25,244)
Service cost	28,968	29,604	26,836
Interest cost	40,170	34,857	31,603
Actuarial (gains) losses recognized in other comprehensive income	13,458	(24,827)	8,201
Past service cost - plan amendments	0	1,852	0
PBO as at December 31	$ 512,210	$ 462,554	$ 447,099